Operating Segments_Information on geographical areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic customers
Disclosure of geographical areas [Line Items]
Revenue	₩ 10,440,668	₩ 9,817,327	₩ 22,265,508
Non-current assets	3,551,924	3,550,764	3,498,327
Foreign customers
Disclosure of geographical areas [Line Items]
Revenue	1,311,169	1,120,257	1,016,788
Non-current assets	₩ 236,050	₩ 233,732	₩ 240,946